iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 3,332 $ 642,776
Boeing Co. (The)
(a)
........................ 3,192 656,594
General Dynamics Corp. .................... 3,114 635,817
HEICO Corp.
(b)
.......................... 1,586 245,164
HEICO Corp. , Class A ...................... 2,683 326,923
Howmet Aerospace, Inc. .................... 14,590 623,723
Huntington Ingalls Industries, Inc. .............. 3,269 658,311
L3Harris Technologies, Inc. .................. 3,557 625,748
Lockheed Martin Corp. ..................... 1,443 640,707
Northrop Grumman Corp. ................... 1,480 644,525
Raytheon Technologies Corp. ................ 6,824 628,763
Textron, Inc. ............................ 10,175 629,527
TransDigm Group, Inc. ..................... 798 617,373
7,575,951
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 6,532 617,535
Expeditors International of Washington, Inc. ....... 5,726 631,635
FedEx Corp. ............................ 2,864 624,295
United Parcel Service, Inc. , Class B ............ 3,838 640,946
2,514,411
a
Automobile Components  —  0 .5%
Aptiv PLC
(a)
............................. 6,951 612,244
BorgWarner, Inc. ......................... 14,214 630,106
Lear Corp.
(a)
............................ 5,245 643,352
1,885,702
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 56,307 675,684
General Motors Co. ....................... 20,085 650,955
Lucid Group, Inc.
(a) (b)
....................... 91,361 708,961
Rivian Automotive, Inc. , Class A
(a) (b)
............. 45,483 669,965
Tesla, Inc.
(a)
............................. 3,641 742,509
3,448,074
a
Banks  —  2 .6%
Bank of America Corp. ..................... 23,336 648,508
Citigroup, Inc. ........................... 14,351 636,036
Citizens Financial Group, Inc. ................ 25,056 645,944
Fifth Third Bancorp ....................... 26,134 634,272
First Citizens BancShares, Inc. , Class A .......... 502 626,094
First Horizon Corp.
(a)
....................... 60,291 621,600
Huntington Bancshares, Inc. ................. 64,501 665,005
JPMorgan Chase & Co. .................... 4,713 639,601
KeyCorp ............................... 66,800 623,912
M&T Bank Corp. ......................... 5,394 642,749
PNC Financial Services Group, Inc. (The) ........ 5,537 641,351
Regions Financial Corp. .................... 38,907 671,924
Truist Financial Corp. ...................... 22,087 672,991
U.S. Bancorp ........................... 21,786 651,401
Webster Financial Corp. .................... 18,252 648,859
Wells Fargo & Co. ........................ 16,387 652,367
10,322,614
a
Beverages  —  1 .1%
Brown-Forman Corp. , Class B , NVS ............ 10,298 636,108
Coca-Cola Co. (The) ...................... 10,440 622,850
Constellation Brands, Inc. , Class A ............. 2,788 677,400
Keurig Dr Pepper, Inc. ..................... 20,609 641,352
Molson Coors Beverage Co. , Class B ........... 10,477 648,003
Monster Beverage Corp.
(a)
................... 10,991 644,292
Security Shares Value
a
Beverages (continued)
PepsiCo, Inc. ........................... 3,419 $ 623,455
4,493,460
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 4,521 623,717
Alnylam Pharmaceuticals, Inc.
(a)
............... 3,439 636,249
Amgen, Inc. ............................ 2,936 647,828
Biogen, Inc.
(a)
........................... 2,126 630,168
BioMarin Pharmaceutical, Inc.
(a)
............... 7,138 620,578
Exact Sciences Corp.
(a) (b)
.................... 7,886 643,340
Gilead Sciences, Inc. ...................... 8,370 643,988
Horizon Therapeutics PLC
(a)
................. 6,511 651,295
Incyte Corp.
(a)
........................... 10,319 635,135
Moderna, Inc.
(a) (b)
......................... 5,196 663,581
Neurocrine Biosciences, Inc.
(a)
................ 6,974 624,382
Regeneron Pharmaceuticals, Inc.
(a)
............. 864 635,524
Seagen, Inc.
(a)
........................... 3,394 664,206
United Therapeutics Corp.
(a)
.................. 2,988 626,703
Vertex Pharmaceuticals, Inc.
(a)
................ 1,920 621,254
9,567,948
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 5,643 680,433
eBay, Inc. .............................. 15,087 641,801
Etsy, Inc.
(a) (b)
............................ 7,362 596,690
MercadoLibre, Inc.
(a)
....................... 500 619,500
2,538,424
a
Building Products  —  1 .7%
A O Smith Corp. ......................... 9,587 612,993
Allegion PLC ............................ 6,002 628,649
Builders FirstSource, Inc.
(a)
.................. 5,456 632,623
Carlisle Companies, Inc. .................... 3,090 656,440
Carrier Global Corp. ....................... 15,344 627,570
Fortune Brands Innovations, Inc. .............. 10,032 606,434
Johnson Controls International PLC ............ 10,376 619,447
Lennox International, Inc. ................... 2,277 627,336
Masco Corp. ............................ 12,524 605,160
Owens Corning .......................... 5,956 633,302
Trane Technologies PLC .................... 3,791 618,805
6,868,759
a
Capital Markets  —  4 .7%
Ameriprise Financial, Inc. ................... 2,159 644,397
Ares Management Corp. , Class A
(a)
............. 7,843 683,047
Bank of New York Mellon Corp. (The) ........... 16,042 644,888
BlackRock, Inc.
(c)
......................... 983 646,372
Blackstone, Inc. , NVS ...................... 7,896 676,213
Carlyle Group, Inc. (The) .................... 24,028 658,607
Cboe Global Markets, Inc. ................... 4,721 625,155
Charles Schwab Corp. (The) ................. 12,695 668,900
CME Group, Inc. , Class A ................... 3,608 644,930
Coinbase Global, Inc. , Class A
(a) (b)
.............. 11,553 718,597
FactSet Research Systems, Inc. ............... 1,656 637,378
Franklin Resources, Inc. .................... 26,785 643,108
Goldman Sachs Group, Inc. (The) ............. 2,011 651,363
Intercontinental Exchange, Inc. ............... 6,072 643,328
Invesco Ltd. ............................ 43,043 618,958
KKR & Co., Inc. .......................... 13,112 675,137
LPL Financial Holdings, Inc. .................. 3,313 645,306
MarketAxess Holdings, Inc. .................. 2,304 627,633
Moody's Corp. ........................... 2,082 659,744
Morgan Stanley .......................... 7,976 652,118
MSCI, Inc. , Class A ....................... 1,396 656,860
Nasdaq, Inc. ............................ 11,880 657,558

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Capital Markets (continued)
Northern Trust Corp. ....................... 9,085 $ 653,393
Raymond James Financial, Inc. ............... 7,270 656,844
S&P Global, Inc. ......................... 1,795 659,537
SEI Investments Co.
(a)
..................... 11,325 640,769
State Street Corp. ........................ 9,647 656,189
T Rowe Price Group, Inc. ................... 6,153 659,355
Tradeweb Markets, Inc. , Class A ............... 9,386 628,393
18,934,077
a
Chemicals  —  2 .8%
Air Products and Chemicals, Inc. .............. 2,352 633,017
Albemarle Corp. ......................... 3,213 621,812
Celanese Corp. .......................... 6,109 635,458
CF Industries Holdings, Inc. .................. 9,906 609,318
Corteva, Inc. ............................ 11,514 615,884
Dow, Inc. .............................. 12,627 615,945
DuPont de Nemours, Inc. ................... 9,827 660,276
Eastman Chemical Co. ..................... 7,984 615,487
Ecolab, Inc. ............................ 3,743 617,782
FMC Corp. ............................. 6,023 626,874
International Flavors & Fragrances, Inc. .......... 7,839 605,876
Linde PLC ............................. 1,766 624,564
LyondellBasell Industries NV , Class A ........... 7,217 617,342
Mosaic Co. (The) ......................... 18,344 586,274
PPG Industries, Inc. ....................... 4,607 604,853
RPM International, Inc. ..................... 8,191 653,560
Sherwin-Williams Co. (The) .................. 2,818 641,884
Westlake Corp. .......................... 5,640 586,278
11,172,484
a
Commercial Services & Supplies  —  1 .0%
Cintas Corp. ............................ 1,394 658,163
Copart, Inc.
(a)
........................... 7,434 651,144
Republic Services, Inc. ..................... 4,521 640,309
Rollins, Inc. ............................. 15,980 628,333
Waste Connections, Inc. .................... 4,675 638,839
Waste Management, Inc. .................... 3,967 642,337
3,859,125
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 4,558 758,178
Cisco Systems, Inc. ....................... 13,352 663,194
F5, Inc.
(a)
.............................. 4,602 679,163
Juniper Networks, Inc. ..................... 22,206 674,396
Motorola Solutions, Inc. .................... 2,205 621,634
3,396,565
a
Construction & Engineering  —  0 .3%
AECOM ............................... 8,274 645,786
Quanta Services, Inc. ...................... 3,820 678,355
1,324,141
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 1,606 639,252
Vulcan Materials Co. ...................... 3,326 650,233
1,289,485
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 24,819 661,923
American Express Co. ..................... 4,289 680,064
Capital One Financial Corp. .................. 6,698 697,998
Discover Financial Services .................. 6,512 669,043
Synchrony Financial ....................... 21,851 676,507
3,385,535
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .4%
Albertsons Companies, Inc. , Class A ............ 32,378 $ 659,216
Costco Wholesale Corp. .................... 1,321 675,771
Dollar General Corp. ...................... 3,048 612,922
Dollar Tree, Inc.
(a)
......................... 4,098 552,738
Kroger Co. (The) ......................... 13,215 599,036
Sysco Corp. ............................ 9,022 631,089
Target Corp. ............................ 4,308 564,047
Walgreens Boots Alliance, Inc. ................ 20,971 636,889
Walmart, Inc. ............................ 4,376 642,703
5,574,411
a
Containers & Packaging  —  1 .2%
Amcor PLC ............................. 64,122 618,136
Avery Dennison Corp. ...................... 3,858 621,640
Ball Corp. .............................. 12,014 614,636
Crown Holdings, Inc. ...................... 8,044 613,194
International Paper Co. ..................... 20,525 604,256
Packaging Corp. of America ................. 5,067 628,460
Sealed Air Corp. ......................... 15,489 586,259
Westrock Co. ........................... 23,613 661,400
4,947,981
a
Distributors  —  0 .4%
Genuine Parts Co. ........................ 3,981 592,891
LKQ Corp. ............................. 11,764 620,551
Pool Corp. ............................. 1,901 601,153
1,814,595
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 9,544 661,972
a
Diversified Telecommunication Services  —  0 .5%
AT&T, Inc. .............................. 40,219 632,645
Liberty Global PLC , Class A
(a)
................ 14,547 237,116
Liberty Global PLC , Class C , NVS
(a)
............ 22,947 390,558
Verizon Communications, Inc. ................ 18,196 648,323
1,908,642
a
Electric Utilities  —  2 .6%
Alliant Energy Corp. ....................... 12,469 641,655
American Electric Power Co., Inc. .............. 7,578 629,883
Constellation Energy Corp. .................. 7,971 669,723
Duke Energy Corp. ....................... 7,112 635,030
Edison International ....................... 9,613 649,070
Entergy Corp. ........................... 6,524 640,657
Evergy, Inc. ............................. 11,066 640,168
Eversource Energy ....................... 8,965 620,647
Exelon Corp. ............................ 16,428 651,370
FirstEnergy Corp. ........................ 17,372 649,539
NextEra Energy, Inc. ...................... 8,807 646,962
NRG Energy, Inc. ......................... 19,587 661,845
PG&E Corp.
(a)
........................... 39,493 669,011
PPL Corp. ............................. 24,241 635,114
Southern Co. (The) ....................... 9,186 640,724
Xcel Energy, Inc. ......................... 9,950 649,636
10,331,034
a
Electrical Equipment  —  1 .1%
AMETEK, Inc. ........................... 4,445 644,836
Eaton Corp. PLC ......................... 3,767 662,615
Emerson Electric Co. ...................... 7,952 617,711
Generac Holdings, Inc.
(a) (b)
................... 5,765 627,924
Hubbell, Inc. ............................ 2,343 661,804
Rockwell Automation, Inc. ................... 2,332 649,695

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electrical Equipment (continued)
Sensata Technologies Holding PLC ............ 15,822 $ 656,930
4,521,515
a
Electronic Equipment, Instruments & Components  —  1 .6%
Amphenol Corp. , Class A ................... 8,654 652,944
Arrow Electronics, Inc.
(a)
.................... 5,324 674,231
CDW Corp. ............................. 3,801 652,594
Cognex Corp. ........................... 12,377 680,240
Corning, Inc. ............................ 20,944 645,285
Keysight Technologies, Inc.
(a)
................. 4,173 675,191
TE Connectivity Ltd. ....................... 5,281 646,817
Teledyne Technologies, Inc.
(a)
................. 1,576 612,512
Trimble, Inc.
(a)
........................... 13,706 639,659
Zebra Technologies Corp. , Class A
(a) (b)
........... 2,336 613,364
6,492,837
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 23,286 634,543
Halliburton Co. .......................... 21,743 622,937
Schlumberger Ltd. ........................ 14,490 620,607
1,878,087
a
Entertainment  —  1 .6%
Activision Blizzard, Inc.
(a)
.................... 8,347 669,429
Electronic Arts, Inc. ....................... 5,220 668,160
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 8,948 629,939
Live Nation Entertainment, Inc.
(a)
.............. 7,742 618,896
Netflix, Inc.
(a)
............................ 1,795 709,438
ROBLOX Corp. , Class A
(a)
................... 16,395 686,295
Roku, Inc. , Class A
(a)
...................... 12,469 725,696
Take-Two Interactive Software, Inc.
(a) (b)
.......... 4,773 657,385
Walt Disney Co. (The)
(a)
.................... 7,181 631,641
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 53,768 606,503
6,603,382
a
Financial Services  —  2 .1%
Apollo Global Management, Inc. ............... 10,274 686,817
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,985 637,344
Block, Inc. , Class A
(a)
...................... 11,185 675,462
Equitable Holdings, Inc.
(a)
................... 26,774 657,034
Fidelity National Information Services, Inc. ........ 11,541 629,792
Fiserv, Inc.
(a)
............................ 5,487 615,587
FleetCor Technologies, Inc.
(a)
................. 2,808 636,153
Global Payments, Inc. ..................... 6,434 628,538
Jack Henry & Associates, Inc. ................ 4,408 673,939
Mastercard, Inc. , Class A .................... 1,701 620,899
PayPal Holdings, Inc.
(a)
..................... 10,768 667,508
Toast, Inc. , Class A
(a) (b)
..................... 31,522 661,016
Visa, Inc. , Class A ........................ 2,812 621,536
8,411,625
a
Food Products  —  2 .4%
Archer-Daniels-Midland Co. .................. 8,958 632,883
Bunge Ltd.
(a)
............................ 7,252 671,825
Campbell Soup Co. ....................... 12,452 629,448
Conagra Brands, Inc. ...................... 18,303 638,226
Darling Ingredients, Inc.
(a) (b)
.................. 10,120 641,406
General Mills, Inc. ........................ 7,486 630,022
Hershey Co. (The) ........................ 2,466 640,420
Hormel Foods Corp. ....................... 16,674 637,780
J M Smucker Co. (The) ..................... 4,319 633,122
Kellogg Co. ............................. 9,462 631,778
Kraft Heinz Co. (The) ...................... 16,790 641,714
Lamb Weston Holdings, Inc. ................. 5,730 637,176
McCormick & Co., Inc. , NVS ................. 7,377 632,430
Security Shares Value
a
Food Products (continued)
Mondelez International, Inc. , Class A ............ 8,512 $ 624,866
Tyson Foods, Inc. , Class A .................. 13,130 664,903
9,587,999
a
Gas Utilities  —  0 .3%
Atmos Energy Corp. ....................... 5,628 648,796
UGI Corp. .............................. 23,403 654,582
1,303,378
a
Ground Transportation  —  1 .2%
CSX Corp. ............................. 20,302 622,662
JB Hunt Transport Services, Inc. .............. 3,896 650,515
Knight-Swift Transportation Holdings, Inc. , Class A
(a)
. 12,016 660,760
Norfolk Southern Corp. ..................... 3,023 629,328
Old Dominion Freight Line, Inc. ............... 2,176 675,517
Uber Technologies, Inc.
(a)
................... 16,743 635,062
U-Haul Holding Co. , Series N , NVS ............. 11,705 541,825
Union Pacific Corp. ....................... 3,297 634,739
5,050,408
a
Health Care Equipment & Supplies  —  3 .4%
Abbott Laboratories ....................... 6,022 614,244
Align Technology, Inc.
(a)
..................... 2,254 637,116
Baxter International, Inc. .................... 15,259 621,347
Becton Dickinson & Co. .................... 2,604 629,543
Boston Scientific Corp.
(a)
.................... 12,229 629,549
Cooper Companies, Inc. (The) ................ 1,699 631,229
Dentsply Sirona, Inc. ...................... 16,322 589,551
Dexcom, Inc.
(a)
.......................... 5,600 656,656
Edwards Lifesciences Corp.
(a)
................ 7,460 628,356
GE HealthCare Technologies, Inc. ............. 8,268 657,389
Hologic, Inc.
(a)
........................... 8,056 635,538
IDEXX Laboratories, Inc.
(a)
................... 1,344 624,651
Insulet Corp.
(a)
........................... 2,179 597,591
Intuitive Surgical, Inc.
(a)
..................... 2,092 644,001
Masimo Corp.
(a)
.......................... 4,013 649,464
Medtronic PLC .......................... 7,343 607,707
Novocure Ltd.
(a) (b)
......................... 8,256 592,863
ResMed, Inc. ........................... 2,922 615,928
STERIS PLC ............................ 3,189 637,704
Stryker Corp. ........................... 2,299 633,558
Teleflex, Inc. ............................ 2,691 631,712
Zimmer Biomet Holdings, Inc. ................ 4,859 618,745
13,784,442
a
Health Care Providers & Services  —  2 .5%
AmerisourceBergen Corp. ................... 3,783 643,678
Cardinal Health, Inc. ....................... 7,634 628,278
Centene Corp.
(a)
......................... 10,030 625,972
Cigna Group (The) ........................ 2,571 636,091
CVS Health Corp. ........................ 9,455 643,224
DaVita, Inc.
(a)
............................ 6,538 612,415
Elevance Health, Inc. ...................... 1,434 642,174
HCA Healthcare, Inc. ...................... 2,322 613,449
Henry Schein, Inc.
(a)
....................... 8,528 630,219
Humana, Inc. ........................... 1,277 640,888
Laboratory Corp. of America Holdings ........... 3,025 642,903
McKesson Corp. ......................... 1,650 644,886
Molina Healthcare, Inc.
(a)
.................... 2,300 629,970
Quest Diagnostics, Inc. ..................... 4,989 661,791
UnitedHealth Group, Inc. .................... 1,370 667,519
Universal Health Services, Inc. , Class B ......... 4,872 643,737
10,207,194
a

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Health Care REITs  —  0 .6%
Healthcare Realty Trust, Inc. , Class A ........... 34,616 $ 644,204
Healthpeak Properties, Inc. .................. 32,963 657,941
Ventas, Inc. ............................ 14,652 632,087
Welltower, Inc. ........................... 8,570 639,408
2,573,640
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 3,967 657,332
a
Hotel & Resort REITs  —  0 .2%
Host Hotels & Resorts, Inc. .................. 38,428 637,905
a
Hotels, Restaurants & Leisure  —  3 .3%
Airbnb, Inc. , Class A
(a) (b)
..................... 6,109 670,585
Aramark ............................... 16,590 654,973
Booking Holdings, Inc.
(a)
.................... 237 594,579
Caesars Entertainment, Inc.
(a)
................ 14,980 614,330
Carnival Corp.
(a) (b)
......................... 60,173 675,743
Chipotle Mexican Grill, Inc.
(a)
................. 311 645,788
Darden Restaurants, Inc. ................... 4,064 644,225
Domino's Pizza, Inc. ....................... 2,099 608,395
DoorDash, Inc. , Class A
(a) (b)
.................. 9,794 639,450
Expedia Group, Inc.
(a)
...................... 6,788 649,680
Hilton Worldwide Holdings, Inc. ............... 4,550 619,346
Hyatt Hotels Corp. , Class A .................. 5,775 620,697
Las Vegas Sands Corp.
(a)
................... 10,844 597,830
Marriott International, Inc. , Class A ............. 3,676 616,796
McDonald's Corp. ........................ 2,219 632,659
MGM Resorts International .................. 15,442 606,716
Royal Caribbean Cruises Ltd.
(a)
............... 8,241 667,274
Starbucks Corp. .......................... 6,217 607,028
Vail Resorts, Inc. ......................... 2,701 656,883
Wynn Resorts Ltd. ........................ 5,948 587,068
Yum! Brands, Inc. ........................ 4,744 610,505
13,220,550
a
Household Durables  —  1 .1%
DR Horton, Inc. .......................... 5,953 636,018
Garmin Ltd. ............................. 6,307 650,567
Lennar Corp. , Class A ...................... 5,775 618,618
Mohawk Industries, Inc.
(a)
................... 6,793 625,228
NVR, Inc.
(a)
............................. 112 622,073
PulteGroup, Inc. ......................... 9,482 626,571
Whirlpool Corp. .......................... 4,991 645,286
4,424,361
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 6,903 638,182
Clorox Co. (The) ......................... 3,943 623,704
Colgate-Palmolive Co. ..................... 8,207 610,437
Kimberly-Clark Corp. ...................... 4,523 607,348
Procter & Gamble Co. (The) ................. 4,283 610,328
3,089,999
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 31,522 622,244
Vistra Corp. ............................ 26,763 641,509
1,263,753
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 6,624 618,086
General Electric Co. ....................... 6,292 638,827
Honeywell International, Inc. ................. 3,324 636,878
1,893,791
a
Security Shares Value
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 5,331 $ 663,976
a
Insurance  —  4 .0%
Aflac, Inc. .............................. 9,808 629,772
Allstate Corp. (The) ....................... 5,569 603,958
American Financial Group, Inc. ............... 5,598 628,487
American International Group, Inc. ............. 12,181 643,522
Aon PLC , Class A ........................ 2,005 618,121
Arch Capital Group Ltd.
(a)
................... 8,629 601,441
Arthur J Gallagher & Co. .................... 3,036 608,202
Assurant, Inc. ........................... 4,720 566,353
Brown & Brown, Inc. ....................... 9,885 616,132
Chubb Ltd. ............................. 3,261 605,894
Cincinnati Financial Corp. ................... 6,250 603,125
Erie Indemnity Co. , Class A , NVS .............. 2,889 618,535
Everest Re Group Ltd. ..................... 1,742 592,315
Fidelity National Financial, Inc. ................ 18,876 644,427
Globe Life, Inc. .......................... 6,058 625,064
Hartford Financial Services Group, Inc. (The) ...... 9,209 631,001
Loews Corp. ............................ 11,156 624,736
Markel Group, Inc.
(a)
....................... 483 635,015
Marsh & McLennan Companies, Inc. ............ 3,633 629,163
MetLife, Inc. ............................ 12,718 630,177
Principal Financial Group, Inc. ................ 9,449 618,531
Progressive Corp. (The) .................... 4,874 623,433
Prudential Financial, Inc. .................... 7,995 629,127
Travelers Companies, Inc. (The) ............... 3,571 604,356
W R Berkley Corp. ........................ 11,379 633,583
Willis Towers Watson PLC ................... 2,873 628,756
16,093,226
a
Interactive Media & Services  —  1 .0%
Alphabet, Inc. , Class A
(a)
.................... 2,804 344,527
Alphabet, Inc. , Class C , NVS
(a)
................ 2,529 312,003
Match Group, Inc.
(a)
....................... 20,602 710,769
Meta Platforms, Inc. , Class A
(a)
................ 2,670 706,803
Pinterest, Inc. , Class A
(a)
.................... 28,897 691,794
Snap, Inc. , Class A , NVS
(a)
.................. 67,487 688,367
ZoomInfo Technologies, Inc.
(a)
................ 27,344 676,217
4,130,480
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 2,263 692,297
Akamai Technologies, Inc.
(a)
.................. 7,517 692,466
Cloudflare, Inc. , Class A
(a) (b)
.................. 11,312 782,338
Cognizant Technology Solutions Corp. , Class A ..... 10,411 650,583
EPAM Systems, Inc.
(a)
...................... 2,650 680,043
Gartner, Inc.
(a)
........................... 1,983 679,891
GoDaddy, Inc. , Class A
(a)
.................... 9,169 672,821
International Business Machines Corp. .......... 5,172 665,068
MongoDB, Inc. , Class A
(a)
................... 2,384 700,395
Okta, Inc. , Class A
(a)
....................... 7,985 725,837
Snowflake, Inc. , Class A
(a)
................... 3,710 613,486
Twilio, Inc. , Class A
(a) (b)
..................... 12,809 891,763
VeriSign, Inc.
(a)
.......................... 2,885 644,278
9,091,266
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 10,875 645,431
a
Life Sciences Tools & Services  —  2 .2%
Agilent Technologies, Inc. ................... 5,090 588,760
Avantor, Inc.
(a)
........................... 31,311 624,341
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,717 641,042
Bio-Techne Corp. ......................... 7,820 639,598

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.
(a)
..... 3,307 $ 639,508
Danaher Corp. .......................... 2,873 659,698
Illumina, Inc.
(a)
........................... 3,202 629,673
IQVIA Holdings, Inc.
(a)
...................... 3,289 647,637
Mettler-Toledo International, Inc.
(a)
............. 473 625,245
Repligen Corp.
(a) (b)
........................ 4,119 691,663
Revvity, Inc.
(b)
........................... 5,508 635,183
Thermo Fisher Scientific, Inc. ................. 1,244 632,524
Waters Corp.
(a) (b)
......................... 2,452 615,991
West Pharmaceutical Services, Inc. ............ 1,867 624,754
8,895,617
a
Machinery  —  2 .9%
Caterpillar, Inc. .......................... 3,054 628,361
Cummins, Inc. ........................... 3,027 618,749
Deere & Co. ............................ 1,804 624,148
Dover Corp. ............................ 4,703 627,051
Fortive Corp. ............................ 9,984 650,058
Graco, Inc. ............................. 8,405 642,898
IDEX Corp. ............................. 3,200 637,312
Illinois Tool Works, Inc. ..................... 2,877 629,286
Ingersoll Rand, Inc. ....................... 10,977 621,957
Nordson Corp. ........................... 3,021 658,367
Otis Worldwide Corp. ...................... 7,757 616,759
PACCAR, Inc. ........................... 9,142 628,787
Parker-Hannifin Corp. ...................... 1,969 630,946
Pentair PLC ............................ 11,088 615,051
Snap-on, Inc. ........................... 2,515 625,883
Stanley Black & Decker, Inc. ................. 8,038 602,609
Toro Co. (The) ........................... 6,233 609,774
Westinghouse Air Brake Technologies Corp. ....... 6,734 623,770
Xylem, Inc. ............................. 6,248 626,050
11,917,816
a
Media  —  1 .8%
Charter Communications, Inc. , Class A
(a)
......... 1,927 628,491
Comcast Corp. , Class A .................... 15,929 626,806
Fox Corp. , Class A , NVS .................... 14,504 452,525
Fox Corp. , Class B ........................ 6,965 203,447
Interpublic Group of Companies, Inc. (The) ....... 17,003 632,342
Liberty Broadband Corp. , Class C , NVS
(a)
........ 8,460 626,886
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
23,369 653,397
News Corp. , Class A , NVS .................. 35,305 646,435
Omnicom Group, Inc. ...................... 7,031 620,064
Paramount Global , Class B , NVS
(b)
............. 43,241 657,696
Sirius XM Holdings, Inc.
(b)
................... 185,828 661,548
Trade Desk, Inc. (The) , Class A
(a)
.............. 9,817 687,975
7,097,612
a
Metals & Mining  —  1 .1%
Alcoa Corp. ............................. 18,171 576,384
Cleveland-Cliffs, Inc.
(a) (b)
.................... 43,937 609,845
Freeport-McMoRan, Inc. .................... 18,359 630,448
Newmont Corp. .......................... 15,025 609,264
Nucor Corp. ............................ 4,730 624,644
Reliance Steel & Aluminum Co. ............... 2,688 630,820
Steel Dynamics, Inc. ....................... 6,758 621,060
4,302,465
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .2%
Annaly Capital Management, Inc. .............. 34,237 646,395
a
Multi-Utilities  —  1 .6%
Ameren Corp. ........................... 7,798 632,184
CenterPoint Energy, Inc. .................... 22,944 647,250
CMS Energy Corp. ........................ 11,188 648,680
Security Shares Value
a
Multi-Utilities (continued)
Consolidated Edison, Inc. ................... 6,891 $ 642,930
Dominion Energy, Inc. ...................... 12,586 632,824
DTE Energy Co. ......................... 6,042 650,119
NiSource, Inc. ........................... 23,976 644,715
Public Service Enterprise Group, Inc. ........... 10,652 636,457
Sempra Energy .......................... 4,499 645,742
WEC Energy Group, Inc. .................... 7,295 637,218
6,418,119
a
Office REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 5,665 642,751
Boston Properties, Inc. ..................... 13,365 650,474
1,293,225
a
Oil, Gas & Consumable Fuels  —  3 .9%
APA Corp. ............................. 19,634 623,969
Cheniere Energy, Inc. ...................... 4,671 652,866
Chesapeake Energy Corp. .................. 8,076 607,719
Chevron Corp. ........................... 4,226 636,520
ConocoPhillips .......................... 6,410 636,513
Coterra Energy, Inc. ....................... 25,594 595,061
Devon Energy Corp. ....................... 13,333 614,651
Diamondback Energy, Inc. ................... 5,037 640,455
EOG Resources, Inc. ...................... 5,725 614,235
EQT Corp. ............................. 18,106 629,546
Exxon Mobil Corp. ........................ 6,173 630,757
Hess Corp. ............................. 4,912 622,203
HF Sinclair Corp. ......................... 15,864 657,404
Kinder Morgan, Inc. , Class P ................. 39,708 639,696
Marathon Oil Corp. ........................ 28,434 630,097
Marathon Petroleum Corp. .................. 5,947 623,900
Occidental Petroleum Corp.
(b)
................. 11,108 640,487
ONEOK, Inc. ............................ 11,209 635,102
Ovintiv, Inc.
(a)
............................ 19,003 628,429
Phillips 66 .............................. 6,909 632,933
Pioneer Natural Resources Co. ............... 3,140 626,242
Targa Resources Corp. ..................... 9,342 635,723
Texas Pacific Land Corp. .................... 487 634,902
Valero Energy Corp. ....................... 5,895 631,001
Williams Companies, Inc. (The) ............... 22,434 642,958
15,763,369
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc.
(a)
...................... 18,431 669,598
Southwest Airlines Co. ..................... 22,251 664,638
1,334,236
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 3,282 603,986
a
Pharmaceuticals  —  1 .6%
Bristol-Myers Squibb Co. .................... 9,963 642,016
Catalent, Inc.
(a)
.......................... 17,648 657,035
Eli Lilly & Co. ........................... 1,483 636,889
Jazz Pharmaceuticals PLC
(a) (b)
................ 4,885 626,061
Johnson & Johnson ....................... 4,128 640,088
Merck & Co., Inc. ......................... 5,680 627,129
Pfizer, Inc. ............................. 17,840 678,277
Royalty Pharma PLC , Class A ................ 19,459 637,088
Viatris, Inc. ............................. 70,308 643,318
Zoetis, Inc. , Class A ....................... 3,653 595,475
6,383,376
a
Professional Services  —  2 .6%
Automatic Data Processing, Inc. ............... 3,034 634,076
Booz Allen Hamilton Holding Corp. , Class A
(a)
...... 7,079 712,006

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Professional Services (continued)
Broadridge Financial Solutions, Inc.
(a)
........... 4,280 $ 627,962
Ceridian HCM Holding, Inc.
(a) (b)
................ 10,658 659,197
Clarivate PLC
(a) (b)
......................... 89,736 699,941
CoStar Group, Inc.
(a)
....................... 8,356 663,466
Equifax, Inc.
(b)
........................... 3,122 651,312
Jacobs Solutions, Inc. ...................... 5,610 614,856
Leidos Holdings, Inc. ...................... 8,367 653,128
Paychex, Inc. ........................... 6,094 639,443
Paycom Software, Inc. ..................... 2,299 644,019
Paylocity Holding Corp.
(a)
................... 3,775 652,131
Robert Half International, Inc. ................. 9,596 623,932
SS&C Technologies Holdings, Inc. ............. 11,672 641,493
TransUnion ............................. 9,285 668,334
Verisk Analytics, Inc. ....................... 2,953 647,032
10,432,328
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 8,488 635,921
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 14,492 660,980
1,296,901
a
Residential REITs  —  1 .6%
American Homes 4 Rent , Class A .............. 19,436 666,266
AvalonBay Communities, Inc. ................ 3,722 647,553
Camden Property Trust ..................... 6,159 643,431
Equity LifeStyle Properties, Inc. ............... 10,076 636,501
Equity Residential ........................ 10,675 649,040
Essex Property Trust, Inc. ................... 3,127 675,620
Invitation Homes, Inc. ...................... 19,564 662,828
Mid-America Apartment Communities, Inc. ........ 4,427 651,035
Sun Communities, Inc. ..................... 5,080 643,280
UDR, Inc. .............................. 16,261 645,074
6,520,628
a
Retail REITs  —  0 .6%
Kimco Realty Corp. ....................... 35,806 658,114
Realty Income Corp. ....................... 10,938 650,155
Regency Centers Corp. .................... 11,382 640,465
Simon Property Group, Inc. .................. 6,226 654,664
2,603,398
a
Semiconductors & Semiconductor Equipment  —  4 .3%
Advanced Micro Devices, Inc.
(a)
............... 6,199 732,784
Analog Devices, Inc. ....................... 3,443 611,787
Applied Materials, Inc. ..................... 5,167 688,761
Broadcom, Inc. .......................... 961 776,450
Enphase Energy, Inc.
(a) (b)
.................... 4,040 702,475
Entegris, Inc. ............................ 6,778 713,384
First Solar, Inc.
(a)
......................... 3,223 654,140
Intel Corp. ............................. 21,917 689,070
KLA Corp. .............................. 1,548 685,748
Lam Research Corp. ...................... 1,114 687,004
Lattice Semiconductor Corp.
(a)
................ 7,868 639,747
Marvell Technology, Inc. .................... 14,430 844,011
Microchip Technology, Inc. ................... 8,424 633,990
Micron Technology, Inc. ..................... 9,623 656,289
Monolithic Power Systems, Inc. ............... 1,518 743,683
NVIDIA Corp. ........................... 2,098 793,757
NXP Semiconductors NV ................... 3,749 671,446
ON Semiconductor Corp.
(a)
.................. 7,776 650,074
Qorvo, Inc.
(a)
............................ 6,902 671,288
QUALCOMM, Inc. ........................ 6,197 702,802
Skyworks Solutions, Inc. .................... 6,453 667,950
SolarEdge Technologies, Inc.
(a)
................ 2,220 632,323
Teradyne, Inc. ........................... 6,756 676,884
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ..................... 3,856 $ 670,481
Wolfspeed, Inc.
(a) (b)
........................ 14,898 715,700
17,312,028
a
Software  —  6 .2%
Adobe, Inc.
(a)
............................ 1,767 738,235
ANSYS, Inc.
(a)
........................... 2,147 694,748
Aspen Technology, Inc.
(a) (b)
................... 3,879 635,846
Atlassian Corp. , Class A
(a) (b)
.................. 4,463 806,866
Autodesk, Inc.
(a)
.......................... 3,265 651,008
Bentley Systems, Inc. , Class B
(a)
............... 14,242 694,725
BILL Holdings, Inc.
(a) (b)
...................... 6,930 717,809
Black Knight, Inc.
(a)
........................ 11,794 681,457
Cadence Design Systems, Inc.
(a)
.............. 3,027 698,965
Crowdstrike Holdings, Inc. , Class A
(a)
............ 4,533 725,869
Datadog, Inc. , Class A
(a)
.................... 7,123 676,044
DocuSign, Inc.
(a)
......................... 12,349 696,484
Dropbox, Inc. , Class A
(a)
.................... 28,984 667,212
Dynatrace, Inc.
(a)
......................... 13,379 682,195
Fair Isaac Corp.
(a)
......................... 868 683,698
Fortinet, Inc.
(a)
........................... 9,421 643,737
Gen Digital, Inc. .......................... 40,492 710,230
HubSpot, Inc.
(a)
.......................... 1,365 707,056
Intuit, Inc.
(b)
............................. 1,471 616,525
Microsoft Corp. .......................... 2,061 676,812
Oracle Corp. ............................ 6,379 675,791
Palantir Technologies, Inc. , Class A
(a)
........... 56,018 824,025
Palo Alto Networks, Inc.
(a)
................... 3,477 741,957
PTC, Inc.
(a)
............................. 4,888 656,947
Roper Technologies, Inc. .................... 1,433 650,897
Salesforce, Inc.
(a)
......................... 3,118 696,499
ServiceNow, Inc.
(a)
........................ 1,285 700,042
Splunk, Inc.
(a)
........................... 6,817 676,860
Synopsys, Inc.
(a)
......................... 1,606 730,666
Tyler Technologies, Inc.
(a) (b)
.................. 1,665 660,938
UiPath, Inc. , Class A
(a)
..................... 42,348 757,606
Unity Software, Inc.
(a) (b)
..................... 22,542 669,948
VMware, Inc. , Class A
(a)
.................... 5,217 711,025
Workday, Inc. , Class A
(a)
.................... 3,352 710,590
Zoom Video Communications, Inc. , Class A
(a)
...... 9,456 634,781
Zscaler, Inc.
(a) (b)
.......................... 5,256 712,083
25,016,176
a
Specialized REITs  —  1 .8%
American Tower Corp. ..................... 3,439 634,289
Crown Castle, Inc. ........................ 5,801 656,731
Digital Realty Trust, Inc. .................... 7,228 740,581
Equinix, Inc. ............................ 907 676,214
Extra Space Storage, Inc. ................... 4,429 638,972
Gaming and Leisure Properties, Inc. ............ 13,492 649,505
Iron Mountain, Inc. ........................ 11,849 632,973
Public Storage ........................... 2,302 652,157
SBA Communications Corp. , Class A ............ 2,811 623,424
VICI Properties, Inc. ....................... 20,759 642,076
Weyerhaeuser Co. ........................ 22,169 635,363
7,182,285
a
Specialty Retail  —  2 .3%
Advance Auto Parts, Inc.
(a)
................... 5,587 407,236
AutoZone, Inc.
(a)
......................... 247 589,549
Bath & Body Works, Inc. .................... 17,715 624,277
Best Buy Co., Inc. ........................ 9,301 675,904
Burlington Stores, Inc.
(a)
.................... 3,907 587,847
CarMax, Inc.
(a) (b)
.......................... 9,142 660,144
Chewy, Inc. , Class A
(a)
..................... 20,732 611,387

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
Dick's Sporting Goods, Inc.
(a)
................. 5,179 $ 660,374
Home Depot, Inc. (The) .................... 2,255 639,180
Lowe's Companies, Inc. .................... 3,180 639,593
O'Reilly Automotive, Inc.
(a)
................... 687 620,574
Ross Stores, Inc. ......................... 6,262 648,868
TJX Companies, Inc. (The) .................. 8,267 634,823
Tractor Supply Co. ........................ 2,942 616,614
Ulta Beauty, Inc.
(a)
........................ 1,336 547,533
9,163,903
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Apple, Inc. ............................. 3,745 663,801
Dell Technologies, Inc. , Class C ............... 13,738 615,600
Hewlett Packard Enterprise Co. ............... 45,776 660,090
HP, Inc. ............................... 21,479 624,180
NetApp, Inc. ............................ 9,966 661,244
Seagate Technology Holdings PLC ............. 10,536 633,214
Western Digital Corp.
(a)
..................... 17,118 662,980
4,521,109
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 1,442 684,950
Lululemon Athletica, Inc.
(a)
................... 1,780 590,835
Nike, Inc. , Class B ........................ 5,716 601,666
VF Corp. .............................. 34,398 592,334
2,469,785
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 14,481 643,246
Philip Morris International, Inc. ................ 7,039 633,580
1,276,826
a
Trading Companies & Distributors  —  0 .8%
Fastenal Co. ............................ 11,927 642,269
Ferguson PLC
(a)
.......................... 4,416 639,923
Security Shares Value
a
Trading Companies & Distributors (continued)
United Rentals, Inc. ....................... 1,879 $ 627,191
Watsco, Inc. ............................ 1,949 632,197
WW Grainger, Inc. ........................ 962 624,357
3,165,937
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 4,637 669,814
Essential Utilities, Inc. ...................... 16,297 663,940
1,333,754
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
....................... 4,718 647,546
a
Total Long-Term Investments — 99.5%
(Cost: $ 406,006,940 ) ................................ 401,640,787
a
Short-Term Securities
Money Market Funds  —  4 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.29%
(c) (d) (e)
...................... 18,297,453 18,301,112
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.07%
(c) (d)
............................ 841,893 841,893
a
Total Short-Term Securities — 4.7%
(Cost: $ 19,136,218 ) ................................. 19,143,005
Total Investments — 104.2%
(Cost: $ 425,143,158 ) ................................ 420,783,792
Liabilities in Excess of Other Assets — ( 4 .2 ) % ............... (17,050,740)
Net Assets — 100.0% ................................. $ 403,733,052
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/23
  Shares Held
at 05/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 19,441,960 $ — $ (1,135,500)
(a)
$ (1,053) $ (4,295) $ 18,301,112 18,297,453 $ 137,824
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 572,417 269,476
(a)
— — — 841,893 841,893 19,858 —
BlackRock, Inc. . 656,394 243,105 (238,475) 61,308 (75,960) 646,372 983 14,747 —
$ 60,255 $ (80,255)
$ 19,789,377
$ 172,429 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
MSCI USA Equal Weighted ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 6  06/16/23 $ 1,257  $ 29,921
E-Mini S&P MidCap 400 Index ............................................................ 2  06/16/23 482  (63)
$ 29,858
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 401,640,787 $ — $ — $ 401,640,787
Short-Term Securities
Money Market Funds ...................................... 19,143,005 — — 19,143,005
$ 420,783,792 $ — $ — $ 420,783,792
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 29,921 $ — $ — $ 29,921
Liabilities
Equity Contracts ........................................... (63) — — (63)
$ 29,858 $ — $ — $ 29,858
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares